FORUM           SEMI-ANNUAL REPORT
FUNDS           MARCH 31, 2001

                        EQUITY INDEX FUND




                             [Image: Greek Temple]

                                TABLE OF CONTENTS


A Message to Our Shareholders................................................ 1

FINANCIAL STATEMENTS OF EQUITY INDEX FUND

Statement of Assets and Liabilities.......................................... 2

Statements of Operations..................................................... 3

Statements of Changes in Net Assets.......................................... 4

Financial Highlights......................................................... 5

Notes to Financial Statements................................................ 6



FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST

Statement of Assets and Liabilities.......................................... 9

Statement of Operations..................................................... 10

Statements of Changes in Net Assets......................................... 11

Financial Highlights........................................................ 12

Notes to Financial Statements............................................... 13

Schedule of Investments..................................................... 16


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                      (This page intentionally left blank)

--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2001

                                                                       [Forum
EQUITY INDEX FUND                                                       Logo]

March 31, 2001                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------



Dear Investor:

We are pleased to present the Semi-Annual Report for the Equity Index Fund (the "Fund"), a series of Forum Funds. This report reviews the Fund's performance for the fiscal period beginning September 30, 2000 and ending March 31, 2001.

As of March 31, 2001 Fund assets total more than $8 million. The Fund returned -18.69% for the fiscal period ended March 31, 2001 (excluding any sales charges), slightly exceeding the performance of its benchmark, the S&P 500 Index, which returned -18.74%. This performance is reflective of market conditions during the last six months.

In seeking to duplicate the return of the S&P 500 Index, the Fund invests substantially all of its assets in Index Portfolio (the "Portfolio"), a series of Wells Fargo Core Trust, another open-end management investment company. The Portfolio seeks to invest in all 500 stocks that make up the S&P 500 Index and in the same weightings as determined by the Index.

A small portion of the Portfolio's assets are held in cash, which is invested in money market investments in order to accommodate shareholder transactions and to provide liquidity. Holding cash minimizes transaction costs, but may hurt performance in a rising market. The Fund seeks to reduce this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Portfolio fully invested in stocks.

Thank you for your confidence in Forum Funds. We remain dedicated to our commitment to providing you with the high quality investment service. If you have questions, please discuss them with your investment professional or call us at (800) 943-6786.



                                           Sincerely,

                                           /s/ John Y. Keffer

                                           John Y. Keffer,
                                           Chairman



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.

FOR THE 1-YEAR AND SINCE INCEPTION (12/24/97) PERIODS ENDED MARCH 31, 2001, THE FUND'S AVERAGE ANNUAL RETURNS WERE -21.67% AND 8.10%, RESPECTIVELY. FOR THE SAME TIME PERIODS, THE FUND'S AVERAGE ANNUAL RETURNS INCLUDING THE MAXIMUM 4.00% SALES LOAD, WERE -24.80% AND 6.75%.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR UP-TO-DATE FUND PERFORMANCE CALL (800) 943-6786. DURING THE PERIOD, CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER. PERFORMANCE ASSUMES REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. RETURNS LESS THAN ONE YEAR ARE CUMULATIVE. THE S&P 500 INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


                                        1                         FORUM FUNDS(R)

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2001
--------------------------------------------------------------------------------






ASSETS
   Total investments, at value (Cost $ 6,904,079) (Note 2)        $   8,122,050
   Organization costs, net of amortization (Note 2)                         912
                                                                  --------------

Total Assets                                                          8,122,962
                                                                  --------------

LIABILITIES
     Accrued expenses and other liabilities                              13,849
                                                                  --------------

Total Liabilities                                                        13,849
                                                                  --------------

NET ASSETS                                                        $   8,109,113
                                                                  ==============

COMPONENTS OF NET ASSETS
     Paid-in capital                                              $   6,913,469
     Accumulated undistributed net investment income                     30,509
     Unrealized appreciation of investments                           1,217,971
     Accumulated net realized loss from investments                     (52,836)
                                                                  --------------

NET ASSETS                                                        $   8,109,113
                                                                  ==============

SHARES OF BENEFICIAL INTEREST                                           676,836

NET ASSET VALUE AND
     REDEMPTION PRICE PER SHARE                                   $       11.98

OFFERING PRICE PER SHARE
     (NAV / (1 - MAXIMUM SALES LOAD))                             $       12.48

MAXIMUM SALES LOAD                                                        4.00%


See Notes to Financial Statements.      2                            FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------




                                                                 October 1, 2000
                                                                        to
                                                                  March 31, 2001
                                                                 ---------------
INVESTMENT INCOME
   Interest income allocated from Portfolio (Note 1)             $        6,517
   Dividend income allocated from Portfolio (Note 1)                     54,459
   Securities lending income allocated from Portfolio (Note 1)              915
   Net expenses allocated from Portfolio (Note 1)                        (6,142)
                                                                 ---------------
Total Investment Income                                                  55,749
                                                                 ---------------

EXPENSES
   Adminstration (Note 3)                                                 9,435
   Transfer agency (Note 3)                                              17,763
   Accounting (Note 3)                                                    6,000
   Audit                                                                  4,000
   Legal                                                                    885
   Trustees                                                                 252
   Amortization of organization costs (Note 2)                              264
   Miscellaneous                                                          2,472
                                                                 ---------------
Total Expenses                                                           41,071
   Expenses reimbursed and fees waived (Note 4)                         (35,392)
                                                                 ---------------
Net Expenses                                                              5,679
                                                                 ---------------

NET INVESTMENT INCOME                                                    50,070
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
     INVESTMENTS AND FUTURES TRANSACTIONS
   Net realized gain on investments in Portfolio (Note 1)                13,721
   Net realized loss on futures transactions in Portfolio (Note 1)      (42,535)
                                                                 ---------------
Net Realized Loss on Investments                                        (28,814)
                                                                 ---------------

   Net change in unrealized depreciation
     on investments in Portfolio (Note 1)                            (1,922,268)
   Net change in unrealized depreciation on futures
     transactions in Portfolio (Note 1)                                 (10,202)
                                                                 ---------------
Net Change in Unrealized Depreciation on Investments
    and Futures Transactions                                         (1,932,470)
                                                                 ---------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (1,961,284)
                                                                 ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   (1,911,214)
                                                                 ===============


See Notes to Financial Statements.      3                            FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                               October 1, 2000       June 1, 2000           June 1, 1999
                                                              to March 31, 2001           to                     to
                                                                 (Unaudited)      September 30, 2000        May 31, 2000
                                                              ------------------  --------------------   -------------------

OPERATIONS
   Net investment income                                               $ 50,070              $ 40,204             $ 141,432
   Net realized gain/(loss) on investments                              (28,814)              112,577               304,725
   Net change in unrealized appreciation/(depreciation)
    of investments                                                   (1,932,470)              135,104               810,685
                                                              ------------------  --------------------   -------------------

Net Increase/(Decrease) in Net Assets Resulting from Operations      (1,911,214)              287,885             1,256,842
                                                              ------------------  --------------------   -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                               (124,000)                    -              (128,972)
   Net realized gain on investments                                    (365,614)                    -               (42,603)
                                                              ------------------  --------------------   -------------------
Total Distributions to Shareholders                                    (489,614)                    -              (171,575)
                                                              ------------------  --------------------   -------------------

CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       279,522               154,855             2,921,530
   Reinvestment of distributions                                        488,900                     -               171,526
   Redemption of shares                                                (774,995)           (3,408,210)           (1,823,707)
                                                              ------------------  --------------------   -------------------

Net Increase (Decrease) from Capital Share Transactions                  (6,573)           (3,253,355)            1,269,349
                                                              ------------------  --------------------   -------------------

Net Increase (Decrease) in Net Assets                                (2,407,401)           (2,965,470)            2,354,616
                                                              ------------------  --------------------   -------------------

NET ASSETS
   Beginning of period                                               10,516,514            13,481,984            11,127,368
   End of period                                                    $ 8,109,113          $ 10,516,514          $ 13,481,984
                                                              ==================  ====================   ===================

SHARE TRANSACTIONS
   Sale of shares                                                        20,443                 9,794               197,840
   Reinvestment of distributions                                         35,751                     -                11,010
   Redemption of shares                                                 (57,292)             (213,644)             (121,246)
                                                              ------------------  --------------------   -------------------

Net Increase/(Decrease) in Shares                                        (1,098)             (203,850)               87,604
                                                              ==================  ====================   ===================


Accumulated Undistributed Net Investment Income                        $ 30,509             $ 104,439              $ 64,235
                                                              ==================  ====================   ===================


See Notes to Financial Statements.      4                            FORUM FUNDS

--------------------------------------------------------------------------------

EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.




                                               Oct. 1, 2000      June 1, 2000    June 1, 1999   June 1, 1998   Dec. 24, 1997 (f)
                                                    to                to               to            to            to
                                               March 31, 2001   Sept. 30, 2000   May 31, 2000   May 31, 1999   May 31, 1998
                                               --------------   --------------   ------------   ------------   -------------

NET ASSET VALUE PER SHARE, Beginning of Period $       15.51    $       15.29    $     14.01    $     11.69    $      10.00
                                               --------------   --------------   ------------   ------------   -------------
INVESTMENT OPERATIONS
  Net investment income (a)                             0.07             0.08           0.45           0.16            0.07
  Net realized and unrealized gain (loss)
    on investments                                     (2.88)            0.14           1.03           2.27            1.62
                                               --------------   --------------   ------------   ------------   -------------
Total from Investment Operations                       (2.81)            0.22           1.48           2.43            1.69
                                               --------------   --------------   ------------   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                (0.18)               -          (0.15)         (0.11)              -
  Net realized gain                                    (0.54)               -          (0.05)             - (d)           -
                                               --------------   --------------   ------------   ------------   -------------
Decrease in Net Assets from Distributions              (0.72)               -          (0.20)         (0.11)              -
                                               --------------   --------------   ------------   ------------   -------------

NET ASSET VALUE, End of Period                 $       11.98    $       15.51    $     15.29    $     14.01    $      11.69
                                               ==============   ==============   ============   ============   =============

TOTAL RETURN (b)                                     (18.69)%           1.44%          10.55%         20.98%          16.90%

RATIO/SUPPLEMENTARY DATA
  Net assets at end of period (000's omitted)  $       8,109    $      10,517    $    13,482    $    11,127    $      5,038
  Ratios to Average Net Assets
   Expenses, including reimbursement/
     waiver of fees (a)                                 0.25%(c)         0.25%(c)       0.25%          0.25%           0.25%(c)
   Expenses, excluding reimbursement/
     waiver of fees (a)                                 1.05%(c)         1.06%(c)       1.08%          1.26%           2.25%(c)
  Net investment income (loss), including
    reimbursement/waiver of fees (a)                    1.06%(c)         0.91%(c)       1.12%          1.27%           1.41%(c)

PORTFOLIO TURNOVER RATE (e)                                1%               3%            16%             4%              7%

----------------------------------------------------------------------
(a)  Includes  the  Fund's   proportionate  share  of  income  and  expenses  of
     Portfolio.
(b) Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c)  Annualized.
(d)  Distributions per share were $0.002332.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).
(f)  Commencement of operations.


See Notes to Financial Statements.      5                            FORUM FUNDS

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has eighteen active investment portfolios. Included in this report is Equity Index Fund (the "Fund"), a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 24, 1997.

MASTER FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are in this report and should be read in conjunction with the Fund's financial statements. The Fund's ownership interest in Index Portfolio was 0.53% as of March 31, 2001.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. The Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of its Portfolio's income, expenses, realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs that were incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.


                                        6                            FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for the Portfolio. Funds Management is an indirect wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. Prior to March 1, 2001, Wells Fargo Bank, N.A. ("Wells Fargo Bank") was the Portfolio's investment adviser. Pursuant to an Investment Advisory Agreement, Funds Management receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Wells Fargo Bank received the same fee for its advisory services to the Portfolio. For the six months ended March 31, 2001, the Portfolio's advisory fee was $1,261,892. The Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. Wells Capital Management Inc. ("WCM"), an affiliate of Funds Management, is the investment subadviser to the Portfolio. The fees received by WCM for its subadvisory services are borne directly by Funds Management and formerly by Wells Fargo Bank and do not increase the overall fees paid by the Portfolio to Funds Management.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of the Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid in connection with purchases or sales of the Fund's shares.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $12,000 plus $2,200 for the preparation of tax returns.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the six months ended March 31, 2001, expenses reimbursed and fees waived were as follows:

                            FEES      EXPENSES                                               TOTAL FEES WAIVED
                           WAIVED    REIMBURSED   FEES WAIVED   FEES WAIVED   FEES WAIVED      AND EXPENSES
                           BY FADS    BY FADS       BY FSS        BY FACS     BY ADVISER        REIMBURSED
                          ------------------------------------------------------------------------------------------
  Equity Index Fund        $9,435     $11,086       $13,871       $1,000          -              $35,392

  Index Portfolio            -           -            -             -          $2,420            $2,420
  (Portion attributable to
   Equity Index Fund)


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments for the Fund based on its ownership percentage of the Portfolio, were $466,246 and $103,403 respectively, for the six months ended March 31, 2001.

NOTE 6. CHANGE IN INDEPENDENT AUDITOR

At its February 12, 2001 meeting, the Board of Trustees of Forum Funds (the "Trust") approved KPMG LLP ("KPMG") as the new independent accountant for the Equity Index Fund (the "Fund"), a series of the Trust, subject to the resignation of Deloitte & Touche LLP ("Deloitte") as independent auditor of Fund. The decision to replace Deloitte with KPMG was motivated by the fact that KPMG already serves as independent auditor for the Index Portfolio of Wells Fargo Core Trust, the portfolio in which the Fund invests substantially all of its assets. During the Fund's past two fiscal years and through the date of Deloitte's resignation, the Fund had no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.


                                        7                            FORUM FUNDS

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2001


                                 INDEX PORTFOLIO



                             WELLS FARGO CORE TRUST
                                   (UNAUDITED)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2001
--------------------------------------------------------------------------------





ASSETS
Investments
    Total investments, at value (Cost $ 1,244,160,675)           $1,536,180,912
    Collateral for securities loaned                                245,364,021
    Receivable for dividends, interest and other receivables          1,395,390
    Receivable from daily variation margin on futures contracts         214,450
                                                                 ---------------
Total Assets                                                      1,783,154,773
                                                                 ---------------

LIABILITIES
    Payable for securites loaned                                    245,364,021
    Payable to investment adviser and affiliates                        159,659
    Payable to other related parties                                      9,826
    Accrued expenses and other liabilities                                2,085
                                                                 ---------------

Total Liabilities                                                   245,535,591
                                                                 ---------------

NET ASSETS                                                       $1,537,619,182
                                                                 ===============


See Notes to Financial Statements.       9                WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------




INVESTMENT INCOME
 Dividend income                                                   $  9,700,814
 Interest income                                                      1,168,464
 Securities lending income                                              164,662
                                                                  --------------
Total Investment Income                                              11,033,940
                                                                  --------------

EXPENSES
 Advisory                                                             1,261,892
 Custody                                                                168,252
 Accounting                                                              63,069
 Legal                                                                    3,162
 Audit                                                                    9,823
 Directors' Fees                                                          2,119
 Other                                                                   19,792
                                                                  --------------
Total Expenses                                                        1,528,109
 Waived fees and reimbursed expenses                                   (431,941)
                                                                  --------------
Net Expenses                                                          1,096,168
                                                                  --------------
NET INVESTMENT INCOME                                                 9,937,772
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) from
  Securities                                                          3,074,318
  Financial futures transactions                                     (9,601,149)
                                                                  --------------
 Net realized loss from investments                                  (6,526,831)
                                                                  --------------
 Net change in unrealized appreciation/(depreciation) of
  Securities                                                       (346,157,995)
  Financial futures transactions                                      1,072,624
                                                                  --------------
 Net Change in Unrealized Depreciation of Investments               345,085,371)
                                                                  --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (351,612,202)
                                                                  --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(341,674,430)
                                                                  ==============


See Notes to Financial Statements.       10               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                        October 1, 2000          Year
                                                                       to March 31, 2001         Ended
                                                                          (Unaudited)       Sept. 30, 2000
                                                                       -----------------   ------------------



OPERATIONS
 Net investment income                                                      $ 9,937,772         $ 20,208,840
 Net realized gain/(loss) from investments                                   (6,526,831)          77,692,490
 Net change in unrealized appreciation/(depreciation) of investments       (345,085,371)         113,818,829
                                                                       -----------------   ------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations            (341,674,430)         211,720,159
                                                                       -----------------   ------------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
 Contributions                                                              151,473,678          230,919,882
 Withdrawals                                                                (71,424,386)        (226,954,383)
                                                                       -----------------   ------------------
Net Increase from Transactions in Investors' Beneficial Interest             80,049,292            3,965,499
                                                                       -----------------   ------------------

Net Increase/(Decrease) in Net Assets                                      (261,625,138)         215,685,658
                                                                       -----------------   ------------------

NET ASSETS
 Beginning of period                                                      1,799,244,320        1,583,558,662
 End of period                                                          $ 1,537,619,182      $ 1,799,244,320
                                                                       =================   ==================


See Notes to Financial Statements.       11               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Ratios to Average
                                                                 Net Assets (a)
                                               --------------------------------------------
                                                   Net                                         Portfolio
                                                Investment          Net           Gross         Turnover
                                                 INCOME          EXPENSES       EXPENSES (B)      RATE

For Year or Period
   October 1, 2000 to March 31, 2001  (Unaudited) 1.18%            0.13%          0.18%            1%
   October 1, 1999 to September 30, 2000          1.13%            0.13%          0.18%            8%
   June 1, 1999 to September 30, 1999             1.25%            0.18%          0.23%           11%
   June 1, 1998 to May 31, 1999                   1.35%            0.18%          0.23%            4%
   June 1, 1997 to May 31, 1998                   1.60%            0.19%          0.24%            7%
   June 1, 1996 to May 31, 1997                   2.03%            0.11%          0.31%            7%
   November 1, 1995 to May 31, 1996               2.35%            0.17%          0.32%            7%
   November 11, 1994 (c) to October 31, 1995      2.42%            0.17%          0.33%            8%


-------------------------------------------------

(a)  Ratios for periods of less than one year are annualized.
(b) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).
(c)  Commencement of operations.


See Notes to Financial Statements.       12               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present Index Portfolio (the "Portfolio").

Interest in the Portfolio is sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.
Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


                                       13                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

MARCH 31, 2001
--------------------------------------------------------------------------------

FUTURES CONTRACTS

The Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2001, Index Portfolio held the following long futures contracts:

                                                                                            Notional        Net Unrealized
                     Contracts                Type               Expiration Date         Contract Value       Appreciation
             --------------------------- ------------------ ------------------------- --------------------- ----------------
                     105 Long             S&P 500 Index             June 2001              $32,445,300         $458,750

The Portfolio has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $2,585,000.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolio's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolio is collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolio may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolio may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of the income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2001, the value of securities on loan and the value of the related collateral were $240,257,195 and $245,364,021, respectively.

FEDERAL INCOME TAXES

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends, or gain have been distributed by the Portfolio.

NOTE 3.  ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Portfolio with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contract, Funds Management has agreed to provide the Portfolio with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at annual rates.

Funds Management assumed investment advisory responsibilities of the Portfolio on March 1, 2001. Funds Management, and indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolio's advisor is responsible for developing the investment policies and guidelines for the Portfolio, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolio.


                                       14                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
MARCH 31, 2001
--------------------------------------------------------------------------------

Funds Management has retained the services of Wells Capital Management, Inc. as sub-advisor to the Portfolio. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolio to Funds Management. The current investment advisory fee and sub-advisory fee are as follows, with the fees expressed as a percentage of the average daily net assets.

  Advisory Fee        Subadvisor                                            Sub-Advisory Fee
  ------------------- ---------------------------------- ------------------------------------
  0.15%               Wells Capital Management                          0-200 million, 0.02%
                                                             Greater than 200 million, 0.01%

NOTE 4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolio. Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for the Portfolio and may appoint certain sub-custodians to custody the Portfolio's foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to the Portfolio at an annual rate of 0.02% of the Portfolio's average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services for the Portfolio.

NOTE 5.  WAIVED FEES AND REIMBURSED EXPENSES

For the six months ended March 31, 2001, Wells Fargo Funds Management, LLC waived fees of $431,941.

NOTE 6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Portfolio for the six months ended March 31, 2001 were $87,970,898 and $19,509,938, respectively.


                                       15                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2001
--------------------------------------------------------------------------------

COMMON STOCK (97.79%)
  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 AMUSEMENT & RECREATION SERVICES - 0.59%                        BUSINESS SERVICES - CONTINUED
    16,900  Harrah's Entertainment, Inc. +         $   497,367       53,200  Compuware Corp. +                        $   518,700
   301,200  Walt Disney Co.                          8,614,320       22,300  Convergys Corp.  +                           804,360
                                                   -----------       10,500  Deluxe Corp                                  248,535
                                                     9,111,687       18,400  Ecolab, Inc.                                 780,528
                                                   -----------       67,700  Electronic Data Systems Corp.              3,781,722
 APPAREL & ACCESSORY STORES - 0.46%                                  20,500  Equifax, Inc. +                              640,625
   123,000  Gap, Inc.                                2,917,560       57,200  First Data Corp.                           3,415,412
    48,000  Kohl's Corp. +                           2,961,120       42,500  IMS Health, Inc.                           1,058,250
    61,600  Limited, Inc.                              968,352       44,500  Interpublic Group of Cos., Inc.            1,528,574
    19,400  Nordstrom, Inc.                            315,832       30,000  Intuit, Inc.                                 832,500
                                                   -----------       11,700  Mercury Interactive Corp. +                  489,938
                                                     7,162,864      772,400  Microsoft Corp. +                         42,240,625
                                                   -----------       13,900  NCR Corp. +                                  542,517
 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS                 46,000  Novell, Inc. +                               230,000
 & SIMILAR MATERIALS - 0.06%                                         25,600  Omnicom Group, Inc.                        2,121,728
     7,500  Liz Claiborne, Inc.                        352,875      808,700  Oracle Corp. +                            12,114,326
    16,500  V.F. Corp.                                 577,500       38,500  Parametric Technology Co. +                  348,906
                                                   -----------       41,300  PeopleSoft, Inc. +                           967,969
                                                       930,375       25,700  Robert Half International, Inc. +            574,395
                                                   -----------       17,600  Sapient Corp. +                              126,500
 AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%              62,200  Siebel Systems, Inc. +                     1,691,840
    16,500  Autozone, Inc. +                           462,330      471,900  Sun Microsystems, Inc. +                   7,253,103
                                                   -----------       45,700  Unisys Corp. +                               639,800
 AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%                       59,200  VERITAS Software Corp. +                   2,737,408
     8,700  Ryder System, Inc.                         156,513       80,800  Yahoo! Inc. +                              1,272,600
                                                   -----------                                                        -----------
 BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                                                                          125,531,322
 OPERATIVE BUILDERS - 0.05%                                                                                           -----------
     8,600  Centex Corp.                               358,190
     6,400  Kaufman & Broad Home Corp.                 208,896
     5,900  Pulte Corp.                                238,419  CHEMICALS & ALLIED PRODUCTS - 13.42%
                                                   -----------      223,900  Abbott Laboratories                       10,565,841
                                                       805,505       33,200  Air Products & Chemicals, Inc.             1,274,880
                                                   -----------        8,200  Alberto Culver Co.                           325,212
 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE                34,300  ALZA Corp.                                 1,389,150
 HOME DEALERS - 1.19%                                               189,700  American Home Products Corp.              11,144,875
   335,300  Home Depot, Inc.                        14,451,430      150,800  Amgen, Inc. +                              9,076,275
    55,400  Lowe's Cos., Inc.                        3,238,130       34,400  Avon Products, Inc.                        1,375,656
    23,200  Sherwin-Williams Co.                       591,136       21,400  Biogen, Inc. +                             1,354,888
                                                   -----------      283,100  Bristol-Myers Squibb Co.                  16,816,140
                                                    18,280,696       27,700  Chiron Corp. +                             1,215,338
                                                   -----------       34,200  Clorox Co.                                 1,075,590
 BUSINESS SERVICES - 8.16%                                           82,800  Colgate-Palmolive Co.                      4,575,528
    34,800  Adobe Systems, Inc.                      1,216,956      129,700  Dow Chemical Co. +                         4,094,629
   626,400  AOL Time Warner, Inc. +                 25,149,960      151,000  E.I. du Pont de Nemours & Co.              6,145,700
     8,200  Autodesk, Inc.                             250,612       11,100  Eastman Chemical Co.                         546,342
    92,000  Automatic Data Processing, Inc.          5,002,960      163,200  Eli Lilly & Co.                           12,510,912
    35,300  BMC Software, Inc. +                       758,950        4,400  FMC Corp. +                                  324,016
    39,000  Broadvision, Inc. +                        208,406       25,500  Forest Laboratories, Inc. +                1,510,620
    26,700  Cabletron Systems, Inc. +                  344,430      152,500  Gillette Co.                               4,753,425
   111,300  Cendant Corp. +                          1,623,867        7,300  Great Lakes Chemical Corp.                   224,402
    21,100  Ceridian Corp. +                           390,350       14,100  International Flavors & Fragrances, Inc.     311,046
    26,800  Citrix Systems, Inc. +                     566,150      201,200  Johnson & Johnson                         17,598,964
    83,400  Computer Associates International, Inc.  2,268,480
    24,400  Computer Sciences Corp. +                  789,340


See Notes to Financial Statements.       16               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 CHEMICALS & ALLIED PRODUCTS - CONTINUED                        DEPOSITORY INSTITUTIONS - CONTINUED
    24,400  King Pharmaceuticals, Inc. +           $   994,300       70,600  Mellon Financial Corp.                   $ 2,860,712
    30,700  MedImmune, Inc. +                        1,101,362       88,200  National City Corp.                        2,359,350
   333,900  Merck & Co., Inc.                       25,343,010       32,100  Northern Trust Corp.                       2,006,250
   913,300  Pfizer, Inc.                            37,399,635       20,000  Old Kent Financial Corporation               760,000
   186,700  Pharmacia Corp.                          9,404,079       41,900  PNC Financial Services Group               2,838,725
    24,400  PPG Industries, Inc.                     1,124,596       32,100  Regions Financial Corp.                      912,844
    23,000  Praxair, Inc.                            1,026,950       24,500  SouthTrust Corp.                           1,120,875
   188,200  Procter & Gamble Co.                    11,781,320       23,400  State Street Corp.                         2,185,560
    31,800  Rohm & Haas Co.                            979,758       42,900  Suntrust Banks, Inc.                       2,779,920
   211,700  Schering-Plough Corp.                    7,733,401       41,600  Synovus Financial Corp.                    1,123,200
    11,200  Sigma Aldrich                              536,200      279,000  U.S. Bancorp                               6,472,800
    14,900  Watson Pharmaceuticals, Inc. +             783,740       20,100  Union Planters Corp.                         773,649
                                                   -----------       30,300  Wachovia Corp.                             1,825,575
                                                   206,417,780       84,200  Washington Mutual, Inc.                    4,609,950
                                                   -----------      247,400  Wells Fargo Co. #                         12,238,878
                                                                                                                      -----------
                                                                                                                      137,343,810
                                                                                                                      -----------
 COMMUNICATIONS - 6.84%
   112,500  ADC Telecommunications, Inc. +             956,250
    45,300  Alltel Corp.                             2,376,438
   544,300  AT&T Corp.                              11,593,590
    40,900  Avaya, Inc. +                              531,700  EATING & DRINKING PLACES - 0.51%
   271,100  BellSouth Corp.                         11,093,412       17,400  Darden Restaurants, Inc.                     413,250
    20,400  CenturyTel, Inc.                           586,500      189,800  McDonald's Corp.                           5,039,190
    38,400  Citizens Communications Co. +              485,760       27,400  Starbucks Corp. +                          1,162,788
    84,700  Clear Channel Communications, Inc. +     4,611,915       21,200  Tricon Global Restaurants, Inc. +            809,628
   136,000  Comcast Corp., Class A +                 5,703,500       16,500  Wendy's International, Inc.                  368,280
   128,200  Global Crossing Ltd. +                   1,729,418                                                        -----------
   110,300  Nextel Communications, Inc. +            1,585,562                                                          7,793,136
   239,700  Qwest Communications International, Inc. 8,401,485                                                        -----------
   490,000  SBC Communications, Inc.                21,868,700  ELECTRIC, GAS & SANITARY SERVICES - 3.85%
   135,000  Sprint Corp. (FON Group)                 2,814,720       76,900  AES Corp. +                                3,841,924
   128,000  Sprint Corp. (PCS Group) +               2,565,000       16,000  Allegheny Energy, Inc.                       740,160
    29,900  Univision Communications, Inc. +         1,140,984       28,500  Allied Waste Industries, Inc. +              446,880
   391,200  Verizon Communiations                   19,286,160       19,900  Ameren Corp.                                 814,905
   416,800  WorldCom, Inc. +                         7,788,950       46,600  American Electric Power Co., Inc.          2,190,200
                                                   -----------       40,800  Calpine Corp. +                            2,246,856
                                                   105,120,044       23,000  Cinergy Corp. +                              771,650
                                                   -----------       18,900  CMS Energy Corp.                             559,251
                                                                     30,700  Consolidated Edison Co.                    1,138,970
 DEPOSITORY INSTITUTIONS - 8.93%                                     23,500  Constellation Energy Group                 1,036,350
    54,300  AmSouth Bancorp                            912,782       34,600  Dominion Resources, Inc.                   2,230,662
   235,600  Bank of America Corp.                   12,899,100       20,700  DTE Energy Co.                               823,860
   107,200  Bank Of New York Co., Inc.               5,278,528      110,900  Duke Energy Corp.                          4,739,866
   167,400  Bank One Corp.                           6,056,532       46,800  Dynegy, Inc. Class A                       2,387,268
    58,100  BB&T Corp.                               2,043,377       47,200  Edison International                         596,608
    30,100  Charter One Financial, Inc.                851,830       72,000  El Paso Energy Corp.                       4,701,600
   727,000  Citigroup, Inc.                         32,700,460       32,300  Entergy Corp.                              1,227,400
    25,600  Comerica, Inc.                           1,574,400       46,100  Exelon Corp.                               3,024,160
    67,400  Fifth Third Bancorp                      3,601,688       32,600  FirstEnergy Corp.                            910,192
   141,800  First Union Corp.                        4,679,400       25,600  FPL Group, Inc.  +                         1,569,280
   156,800  Fleet Boston Financial Corp.             5,919,200       17,600  GPU, Inc.                                    571,824
    22,900  Golden West Financial Corp.              1,486,210       19,500  KeySpan Corp.                                743,535
    36,300  Huntington Bancshares, Inc.                517,275       16,600  Kinder Morgan, Inc.                          883,120
   275,400  J.P. Morgan Chase & Co.                 12,365,460       23,200  Niagara Mohawk Holdings, Inc. +              392,080
    61,600  KeyCorp                                  1,589,280        6,600  NICOR, Inc.                                  245,982


See Notes to Financial Statements.       17               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 ELECTRIC, GAS & SANITARY SERVICES - CONTINUED                  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
    29,500  NiSource, Inc.                         $   918,040  EXCEPT COMPUTER EQUIPMENT - CONTINUED
     4,200  Oneok, Inc.                                171,738       49,400  Raytheon Co. Class B                     $ 1,451,372
     5,100  People's Energy Corp.                      198,237       44,400  Sanmina Corp. +                              868,575
    56,000  PG & E Corp.                               697,200       23,400  Scientific-Atlanta, Inc.                     973,206
    12,300  Pinnacle West Capital Corp.                564,201       59,400  Tellabs, Inc. +                            2,416,838
    21,000  PPL Corp.                                  923,160      251,100  Texas Instruments, Inc.                    7,779,078
    29,700  Progress Energy, Inc.                    1,279,179        8,400  Thomas & Betts Corp.                         145,824
    31,000  Public Service Enterprise Group, Inc.    1,337,960       27,500  Vitesse Semiconductor Corp. +                654,844
    42,700  Reliant Energy, Inc.                     1,932,175        9,600  Whirlpool Corp.                              479,904
    29,600  Sempra Energy                              689,088       47,800  Xilinx, Inc. +                             1,678,975
    97,800  Southern Co.                             3,431,802                                                        -----------
    37,400  Texas Utilities Co.                      1,545,368                                                        151,823,628
    90,000  Waste Management, Inc.                   2,223,000                                                        -----------
    70,000  Williams Cos., Inc.                      2,999,500  ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
    49,300  XCEL Energy, Inc.                        1,484,423  RELATED SERVICES - 0.40%
                                                   -----------       10,700  Fluor Corp.                                  476,150
                                                    59,229,654       64,000  Halliburton Co.                            2,352,000
                                                   -----------       23,500  Moody's Corp.                                647,660
 ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,              54,000  Paychex, Inc.                              2,001,375
 EXCEPT COMPUTER EQUIPMENT - 9.87%                                    7,200  Perkin Elmer, Inc.                           377,640
    14,300  Adaptec, Inc. +                            124,008       16,700  Quintiles Transnational Corp. +              315,213
    45,400  Advanced Micro Devices, Inc. +           1,204,915                                                        -----------
    57,400  Altera Corp. +                           1,230,512                                                          6,170,038
    28,200  American Power Conversion Corp. +          363,516                                                        -----------
    52,100  Analog Devices, Inc. +                   1,888,104  FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
    11,800  Andrew Corp. +                             169,625  TRANSPORTATION EQUIPMENT (0.49%)
    43,200  Applied Micro Circuits Corp. +             712,800        4,300  Ball Corp.                                   188,067
    35,400  Broadcom Corp. +                         1,023,060        9,400  Crane Co.                                    226,635
    35,200  Conexant Systems, Inc. +                   314,600       23,400  Fortune Brands, Inc.                         770,560
    13,500  Cooper Industries, Inc.                    451,575      153,000  Illinois Tool Works, Inc.                  2,483,908
     9,900  Eaton Corp.                                678,150       16,000  Lockheed Martin Corp.                      2,224,560
    62,100  Emerson Electric Co.                     3,847,716        8,300  Masco Corp.                                1,559,444
 1,434,500  General Electric Co.                    60,048,170       12,700  Snap-On, Inc.                                244,608
   974,300  Intel Corp.                             25,636,269                                                        -----------
   189,100  Linear Technology Corp.                  3,486,531                                                          7,697,782
    45,900  JDS Uniphase Corp. +                     1,884,769                                                        -----------
    46,200  LSI Logic Corp. +                          726,726  FOOD & KINDRED PRODUCTS - 3.68%
   492,700  Lucent Technologies, Inc.                4,912,219        5,300  Adolph Coors Co.                             346,832
    41,000  Maxim Integrated Products, Inc. +        1,705,190      130,600  Anheuser-Busch Cos., Inc.                  5,998,458
    11,100  Maytag Corp.                               357,975       91,700  Archer Daniels Midland Co.                 1,205,855
    85,900  Micron Technology, Inc. +                3,567,427        9,900  Brown-Forman Corp.                           613,305
    28,300  Molex Inc                                  998,459       60,800  Campbell Soup Co.                          1,816,096
   316,200  Motorola, Inc.                           4,509,012      360,000  Coca-Cola Co.                             16,257,600
    25,200  National Semiconductor Corp. +             674,100       60,500  Coca-Cola Enterprises, Inc.                1,075,690
     5,900  National Service Industries +              138,355       77,700  ConAgra Foods, Inc.                        1,417,248
    46,400  Network Appliance, Inc. +                  780,100       41,100  General Mills, Inc.                        1,767,711
   460,600  Nortel Networks Corp.                    6,471,430       50,300  H J Heinz Co.                              2,022,060
    20,400  Novellus Systems, Inc. +                   827,475       15,600  Hercules, Inc.                               202,644
    11,400  Power-One, Inc. +                          165,186       19,700  Hershey Foods Corp.                        1,365,604
    13,300  Qlogic Corp. +                             299,250       58,700  Kellogg Co.                                1,586,661
   109,100  Qualcomm, Inc. +                         6,177,788      209,000  PepsiCo, Inc.                              9,185,550
                                                                     19,100  Quaker Oats Co.                            1,871,800
                                                                     44,800  Ralston Purina Group                       1,395,520


See Notes to Financial Statements.       18               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 FOOD & KINDRED PRODUCTS - CONTINUED                            INDUSTRIAL & COMMERCIAL MACHINERY &
   119,700  Sara Lee Corp.                         $ 2,583,126  COMPUTER EQUIPMENT (9.75%)
    82,700  Unilever NV - NY Shares                  4,353,328       50,100  Apple Computer, Inc. +                   $ 1,105,707
    32,700  Wm Wrigley Jr. Co.                       1,577,775      117,100  Applied Materials, Inc. +                  5,093,850
                                                   -----------       48,100  Baker Hughes, Inc.                         1,746,511
                                                    56,642,863       11,700  Black & Decker Corp.                         429,975
                                                   -----------        3,100  Briggs & Stratton Corp.                      118,947
 FOOD STORES - 0.36%                                                 49,800  Caterpillar, Inc.                          2,210,124
    59,300  Albertson's, Inc.                        1,886,926    1,053,400  Cisco Systems, Inc. +                     16,656,888
   118,500  Kroger Co. +                             3,056,115      244,500  Compaq Computer Corp.                      4,449,900
    20,300  Winn-Dixie Stores, Inc.                    575,911       24,000  Comverse Technology, Inc. +                1,413,360
                                                     5,518,952        6,000  Cummins Engine Co., Inc.                     225,240
                                                                     34,000  Deere & Co.                                1,235,560
 FURNITURE & FIXTURES - 0.04%                                       374,500  Dell Computer Corp. +                      9,619,969
    28,400  Leggett & Platt, Inc.                      546,132       29,400  Dover Corp.                                1,053,696
                                                                    316,800  EMC Corp. +                                9,313,920
 GENERAL MERCHANDISE STORES - 2.98%                                  46,700  Gateway, Inc. +                              785,027
    16,200  Consolidated Stores Corp. +                162,810      279,800  Hewlett-Packard Co.                        8,749,346
    12,700  Dillards, Inc.                             278,638      254,000  IBM Corp.                                 24,429,720
    47,900  Dollar General Corp.                       979,076       23,200  Ingersoll-Rand Co.                           921,272
    28,800  Federated Department Stores, Inc. +      1,196,640       27,600  Jabil Circuit, Inc. +                        596,712
    38,000  J.C. Penney Co., Inc.                      607,620       18,400  Lexmark International Group, Inc. +          837,568
    70,000  KMart Corp. +                              658,000       57,300  Minnesota Mining & Manufacturing Co.       5,953,470
    43,100  May Department Stores Co.                1,529,188       17,700  Pall Corp.                                   387,984
    48,400  Sears, Roebuck & Co.                     1,707,068       82,000  Palm, Inc.                                   689,312
   129,700  Target Corp.                             4,679,576       16,900  Parker-Hannifin Corp.                        671,268
    40,500  TJX Companies, Inc.                      1,296,000       36,500  Pitney Bowes, Inc.                         1,268,375
   646,600  Wal-Mart Stores, Inc.                   32,653,300       93,500  Solectron Corp. +                          1,777,435
                                                   -----------       12,400  Stanley Works                                408,580
                                                    45,747,916       21,200  Symbol Technologies, Inc.                    739,880
                                                   -----------        8,700  Timken Co.                                   136,155
 HEALTH SERVICES - 0.41%                                                                                              -----------
    80,000  HCA - The Healthcare Co.                 3,221,600                                                        103,025,751
    55,900  HEALTHSOUTH Corp. +                        720,551                                                        -----------
    14,900  Manor Care, Inc. +                         303,960
    46,500  Tenet Healthcare Corp. +                 2,046,000  INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
                                                   -----------       37,100  AON Corp.                                  1,317,050
                                                     6,292,111       24,500  Humana, Inc. +                               256,760
                                                   -----------       39,800  Marsh & McLennan Cos., Inc.                3,782,194
 HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION                                                                  -----------
 CONTRACTORS - 0.01%                                                                                                    5,356,004
     8,800  McDermott International, Inc.              111,320                                                        -----------
                                                   -----------
 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%         INSURANCE CARRIERS - 4.15%
    30,100  Best Buy Co., Inc. +                     1,082,396       20,800  Aetna, Inc. +                                747,136
    29,800  Circuit City Stores                        315,880       76,800  AFLAC, Inc.                                2,115,072
    26,900  RadioShack Corp.                           986,961      105,900  Allstate Corp.                             4,441,446
                                                   -----------       15,200  American Financial Group, Inc.               964,136
                                                     2,385,237       72,800  American General Corp.                     2,784,600
                                                   -----------      337,000  American International Group, Inc.        27,128,500
 HOTELS, ROOMING HOUSES, CAMPS & OTHER                               25,300  Chubb Corp.                                1,832,732
 LODGING PLACES - 0.19%                                              22,200  CIGNA Corp.                                2,383,392
    53,400  Hilton Hotels Corp.                        558,030       23,300  Cincinnati Financial Corp.                   883,944
    34,700  Marriott International - Class A         1,428,946       47,100  Conseco, Inc.                                758,310
    28,000  Starwood Hotels & Resorts Worldwide, Inc.  952,280       34,200  Hartford Financial Services Group          2,017,800
                                                   -----------
                                                     2,939,256
                                                   -----------


See Notes to Financial Statements.       19               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 INSURANCE CARRIERS - CONTINUED                                 MINING & QUARRYING OF NONMETALLIC MINERALS,
    14,900  Jefferson-Pilot Corp.                  $ 1,011,561  EXCEPT FUELS - 0.04%
    27,700  Lincoln National Corp.                   1,176,419       14,600  Vulcan Materials Co.                     $   683,718
    28,600  Loews Corp.                              1,699,126                                                        -----------
    14,200  MBIA, Inc.                               1,145,656  MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.84%
   110,700  MetLife, Inc.                            3,326,535       24,900  Hasbro, Inc.                                 321,210
    15,500  MGIC Investment Corp.                    1,060,510       61,800  Mattel, Inc.                               1,096,332
    10,600  Progressive Corp.                        1,028,730       21,100  Tiffany & Co.                                574,975
    18,500  Safeco Corp.                               521,469      253,700  Tyco International Ltd.                   10,967,451
    31,500  St. Paul Cos., Inc.                      1,387,575                                                        -----------
    18,300  Torchmark Corp.                            710,589                                                         12,959,968
    46,300  Unitedhealth Group, Inc.                 2,743,738                                                        -----------
    34,900  UnumProvident Corp                       1,019,778  MISCELLANEOUS RETAIL - 0.98%
     9,100  Wellpoint Health Networks, Inc. +          867,321       41,400  Bed Bath & Beyond, Inc. +                  1,016,888
                                                   -----------       64,900  Costco Wholesale Corp. +                   2,547,325
                                                    63,756,075       56,700  CVS Corp.                                  3,316,383
                                                   -----------        5,400  Longs Drug Stores, Inc.                      159,624
 LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%                    43,100  Office Depot, Inc. +                         377,125
    15,100  Louisiana-Pacific Corp.                    145,111       65,600  Staples, Inc. +                              975,800
                                                   -----------       28,600  Toys 'R' Us Inc. +                           717,860
 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;                   147,000  Walgreen Co.                               5,997,600
 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.08%                                                                        -----------
    66,100  Agilent Technologies, Inc. +             2,031,253                                                         15,108,605
    19,000  Allergan, Inc.                           1,408,850                                                        -----------
    30,500  Applera Corp.                              846,375  NONDEPOSITORY CREDIT INSTITUTIONS - 2.70%
     7,700  Bausch & Lomb, Inc.                        351,582      192,500  American Express Co.                       7,950,250
    42,600  Baxter International, Inc.               4,010,364       28,500  Capital One Financial Corp.                1,581,750
    37,100  Becton, Dickinson & Co.                  1,310,372       37,900  CIT Group, Inc.                            1,094,552
    25,900  Biomet, Inc.                             1,020,217       16,900  Countrywide Credit Industries, Inc.          834,015
    58,700  Boston Scientific Corp. +                1,184,566      100,600  Federal Home Loan Mortgage Corp.           6,521,898
     7,400  C.R. Bard, Inc.                            335,960      145,800  Federal National Mortgage Association     11,605,680
    20,500  Danaher Corp.                            1,118,480       68,200  Household International, Inc.              4,040,168
    43,500  Eastman Kodak Co.                        1,735,215      123,300  MBNA Corp.                                 4,081,230
    44,500  Guidant Corp. +                          2,002,055       41,400  Providian Financial Corp.                  2,030,670
    12,500  Johnson Controls, Inc.                     780,750       23,800  USA Education, Inc.                        1,729,070
    26,700  KLA-Tencor Corp. +                       1,051,313                                                        -----------
   173,900  Medtronic, Inc.                          7,954,186                                                         41,469,283
     6,700  Millipore Corp.                            309,942                                                        -----------
    12,300  St. Jude Medical, Inc. +                   662,355  OIL & GAS EXTRACTION - 1.65%
    28,300  Stryker Corp.                            1,478,675       36,000  Anadarko Petroleum Corp.                   2,260,080
    13,700  Tektronix, Inc.  +                         373,873       17,900  Apache Corp.                               1,031,219
    25,300  Teradyne, Inc. +                           834,900       31,300  Burlington Resources, Inc. +               1,400,675
    26,100  Thermo Electron Corp. +                    586,728       18,600  Devon Energy Corp.                         1,082,520
    96,600  Xerox Corp.                                578,634      108,100  Enron Corp.                                6,280,610
                                                   -----------       16,900  EOG Resources, Inc.                          696,787
                                                    31,966,645       13,700  Kerr-McGee Corp.                             889,130
                                                   -----------       21,300  Nabors Industries, Inc. +                  1,104,192
 METAL MINING - 0.20%                                                19,400  Noble Drilling Corp. +                       895,504
    57,300  Barrick Gold Corp.                         818,817       53,500  Occidental Petroleum Corp.                 1,324,125
    21,500  Freeport-McMoran Inc., Class B +           280,575       13,700  Rowan Cos., Inc. +                           376,750
    38,100  Homestake Mining Co.                       200,406       82,900  Schlumberger Ltd.                          4,775,869
    26,300  Inco Limited  +                            390,029       45,900  Transocean Sedco Forex, Inc.               1,989,765
    27,800  Newmont Mining Corp.                       448,136       44,900  USX-Marathon Group, Inc.                   1,210,055
    11,400  Phelps Dodge Corp.                         458,052                                                        -----------
    47,400  Placer Dome, Inc.                          410,010                                                         25,317,281
                                                   -----------                                                        -----------
                                                     3,006,025
                                                   -----------


See Notes to Financial Statements.       20               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 PAPER & ALLIED PRODUCTS - 0.90%                                PRINTING, PUBLISHING & ALLIED INDUSTRIES - CONTINUED
    16,000  Avery Dennison Corp.                   $   832,320       23,500  New York Times Co.                         $ 962,795
     7,700  Bemis Co., Inc.                            254,793       17,700  R.R. Donnelley & Sons Co.                    464,094
     8,300  Boise Cascade Corp. +                      260,620       43,800  Tribune Co.                                1,784,412
    32,700  Georgia-Pacific Group                      961,380      252,500  Viacom, Inc., Class B +                   11,102,425
    69,700  International Paper Co.                  2,514,776                                                        -----------
    77,300  Kimberly-Clark Corp.                     5,243,259                                                         20,456,270
    14,300  Mead Corp.                                 358,787                                                        -----------
    22,900  Pactiv Corp. +                             277,319  RAILROAD TRANSPORTATION - 0.37%
     4,100  Potlatch Corp.                             130,995       56,800  Burlington Northern Santa Fe Corp.         1,725,584
     7,100  Temple-Inland, Inc.                        314,175       30,800  CSX Corp.                                  1,037,960
    14,600  Westvaco Corp.                             353,758       55,700  Norfolk Southern Corp.                       932,418
    31,400  Weyerhaeuser Co.                         1,594,806       35,900  Union Pacific Corp.                        2,019,375
    15,800  Willamette Industries, Inc.                726,800                                                        -----------
                                                   -----------                                                          5,715,337
                                                    13,823,788                                                        -----------
                                                   -----------  RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
 PERSONAL SERVICES - 0.11%                                           10,500  Cooper Tire & Rubber Co.                     119,175
    24,400  Cintas Corp.                               961,848       23,000  Goodyear Tire & Rubber Co.                   548,550
    13,200  H&R Block, Inc.                            660,792       38,600  Newell Rubermaid, Inc.                     1,022,900
                                                   -----------       39,000  Nike, Inc., Class B                        1,581,450
                                                     1,622,640        8,300  Reebok International Ltd. +                  206,338
                                                   -----------       12,100  Sealed Air Corp. +                           403,293
 PETROLEUM REFINING & RELATED INDUSTRIES - 5.19%                      8,300  Tupperware Corp.                             198,038
    12,800  Amerada Hess Corp.                         999,936                                                        -----------
    10,100  Ashland, Inc.                              387,840                                                          4,079,744
    92,900  Chevron Corp.                            8,156,620                                                        -----------
    90,200  Conoco, Inc. Class B                     2,548,150  SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   503,200  Exxon Mobil Corp.                       40,759,200  & SERVICES - 1.56%
    37,000  Phillips Petroleum Co.                   2,036,850       15,500  Bear Stearns Cos., Inc.                      708,970
   309,100  Royal Dutch Petroleum Co. NY Shares ADR 17,136,504      200,300  Charles Schwab Corp.                       3,088,626
    12,300  Sunoco, Inc.                               398,889       35,300  Franklin Resources, Inc.                   1,380,583
    79,600  Texaco, Inc.                             5,285,440       36,200  Lehman Brothers Holding, Inc.              2,269,740
    20,900  Tosco Corp.                                893,684      117,000  Merrill Lynch & Co., Inc.                  6,481,800
    35,200  Unocal Corp.                             1,216,864      161,700  Morgan Stanley Dean Witter & Co.           8,650,950
                                                   -----------       32,200  Stilwell Financial, Inc.                     863,604
                                                    79,819,977       17,600  T Rowe Price                                 551,100
                                                   -----------                                                        -----------
 PRIMARY METAL INDUSTRIES - 0.49%                                                                                      23,995,373
    46,000  Alcan Aluminum Ltd.                      1,656,000                                                        -----------
   125,200  Alcoa, Inc.                              4,500,940  STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
    11,600  Allegheny Technologies, Inc.               201,956      133,100  Corning, Inc.                              2,753,839
    18,500  Engelhard Corp.                            478,410                                                        -----------
    11,300  Nucor Corp.                                452,791  TOBACCO PRODUCTS - 1.04%
    12,900  USX-U.S. Steel Group, Inc.                 189,501      321,900  Philip Morris Cos., Inc.                  15,274,155
    12,400  Worthington Industries, Inc.               115,320       23,600  UST, Inc.                                    709,180
                                                   -----------                                                        -----------
                                                     7,594,918                                                         15,983,335
                                                   -----------                                                        -----------
 PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.33%               TRANSPORTATION BY AIR - 0.36%
     9,200  American Greetings Corp.                    97,520       21,800  AMR Corp. +                                  765,616
    12,700  Dow Jones & Co., Inc.                      664,845       17,800  Delta Airlines, Inc.                         703,100
    38,200  Gannett Co., Inc.                        2,281,304       42,900  Fedex Corp. +                              1,788,072
    10,600  Harcourt General, Inc.                     590,102      109,700  Southwest Airlines Co.                     1,947,175
    10,600  Knight Ridder, Inc.                        569,326        9,700  US Airways Group, Inc. +                     343,865
    28,300  McGraw-Hill Cos., Inc.                   1,688,095                                                        -----------
     7,200  Meredith Corp.                             251,352                                                          5,547,828
                                                                                                                      -----------


See Notes to Financial Statements.       21               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
MARCH 31, 2001
--------------------------------------------------------------------------------

  Shares      Security Description                     Value      Shares       Security Description                       Value
----------  --------------------------------------- ----------  -----------  ----------------------------------------  ----------

 TRANSPORTATION EQUIPMENT - 2.52%                               TIME DEPOSITS - 1.95%
    14,900  B F Goodrich Co.                         $ 571,713   38,898,518  Deutsche Bank Canada
   120,800  Boeing Co.                               6,729,768                 Toronto, 5.44%, 4/2/01                 $29,973,069
    12,600  Brunswick Corp.                            247,338
    21,400  Dana Corp.                                 367,652  U.S. TREASURY BILLS - 0.17%
    81,000  Delphi Automotive Systems Corp.          1,147,770    1,850,000  4.35% yield, 6/7/01++                      1,835,584
   268,400  Ford Motor Co.                           7,547,408      735,000  4.80% yield, 5/24/01++                       730,339
    28,800  General Dynamics Corp.                   1,806,912                                                        -----------
    79,400  General Motors Corp.                     4,116,890                                                          2,565,923
    43,900  Harley-Davidson, Inc.                    1,666,005                                                        -----------
   115,400  Honeywell International, Inc.            4,708,320  Total Short-Term Instruments (Cost $32,538,215)      $ 32,538,992
    12,700  ITT Industries, Inc.                       492,125
     8,600  Navistar International Corp. +             196,080
    10,400  Northrop Grumman Corp.                     904,800  TOTAL INVESTMENTS (99.91%)
    11,100  PACCAR, Inc.                               497,419  (Cost $1,244,160,675)                   99.91%    $ 1,536,180,912
    26,400  Rockwell International Corp.               959,640  Other Assets and Liabilities             0.09%          1,438,270
    20,600  Textron, Inc.                            1,170,904                                       ---------    ---------------
    18,000  TRW, Inc.                                  612,000  TOTAL NET ASSETS                       100.00%    $ 1,537,619,182
    68,100  United Technologies Corp.                4,991,730
                                                   -----------
                                                    38,734,474
                                                   -----------  -----------------------------------------------------------------
 TRANSPORTATION SERVICES - 0.06%                                + Non-income earning securities.
    19,100  Sabre Holdings Corp. +                     881,847
                                                   ----------- ++ These U.S. Treasury Bills were pledged to cover margin
 WATER TRANSPORTATION - 0.15%                                      requirement for open future contracts.
    84,600  Carnival Corp.                           2,340,882
                                                   -----------
 WHOLESALE TRADE-DURABLE GOODS - 0.09%
    25,100  Genuine Parts Co.                          650,341
    19,000  Visteon Corp.                              285,760
    13,600  W W Grainger, Inc.                         460,360
                                                   -----------
                                                     1,396,461
                                                   -----------
 WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
    40,600  Cardinal Health, Inc.                    3,928,050
    41,200  McKesson HBOC, Inc.                      1,102,100
    72,500  Safeway, Inc. +                          3,998,375
    19,200  SUPERVALU, Inc.                            255,936
    97,900  Sysco Corp.                              2,595,329
                                                   -----------
                                                    11,879,790
                                                   -----------
 Total Common Stocks (Cost $1,211,622,460)      $1,503,641,920


See Notes to Financial Statements.       22               WELLS FARGO CORE TRUST

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